Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000101627 | Nuveen AMT-Free Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101627 | Nuveen Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101627 | Nuveen AMT-Free Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101627 | Nuveen Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101627 | BlackRock Municipal 2030 Target Term Trust
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101627 | Nuveen Municipal Value Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101627 | BlackRock MuniYield Quality Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101627 | BlackRock MuniYield Quality Fund III, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101627 | Nuveen Municipal High Income Opportunity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101627 | Invesco Municipal Opportunity Trust
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101627 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101627 | Municipal Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000112445 | 17392
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112445 | 22504
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112445 | 3654
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112445 | 23214
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112445 | 23130
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 20616
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 21613
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 24874
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 12801
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 21127
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112445 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112445 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112445 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112445 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000112445 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000112445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000112445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000112461 | 137
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112461 | 21188
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112461 | 21061
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112461 | 20880
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112461 | 22752
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112461 | 25740
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112461 | 2205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112461 | 25613
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112461 | 25614
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112461 | 25710
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112461 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112461 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112461 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112461 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000112461 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000112461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112461 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000112461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000112461 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176891 | 20902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176891 | 24144
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176891 | 17200
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176891 | 24932
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176891 | 22934
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 17582
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 23184
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 20710
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 23030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | 14889
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176891 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000176891 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176891 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176891 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176891 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000176891 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176891 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053010 | 7457
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053010 | 25677
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053010 | 19557
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 19154
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 6908
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 11824
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 23947
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 6036
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053010 | 7477
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053010 | 7306
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053010 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053010 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053010 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053010 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053010 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053010 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053010 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053010 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053010 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053010 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053010 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053010 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053010 | Health
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053010 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000053010 | Education
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053010 | Tax
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000053010 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000053010 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000218865 | 6798
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218865 | 23073
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218865 | 7750
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218865 | 18832
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218865 | 16693
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218865 | 23163
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218865 | 18731
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218865 | 17116
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218865 | 16855
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218865 | 16696
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218865 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218865 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218865 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218865 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218865 | Airport
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218865 | State GO
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218865 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218865 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218865 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000218865 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000218865 | Tax
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218865 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000218865 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088892 | 25842
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088892 | 23517
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 24142
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 25075
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 25772
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | 25975
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | 25884
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | 26278
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | 25180
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | 25421
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088892 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000088892 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053007 | 24706
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053007 | 17600
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 26256
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 25355
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 24826
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 22599
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 22439
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 19865
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 25815
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 24839
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053007 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053007 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053007 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000053007 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053007 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053007 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053007 | State GO
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000053007 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053007 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053007 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000053007 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053007 | Tax
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000053007 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000053007 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053008 | 26034
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053008 | 23140
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053008 | 24845
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 24952
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 22539
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 23398
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 23925
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 24351
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 22705
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 22638
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053008 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053008 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053008 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053008 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053008 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053008 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053008 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053008 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053008 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053008 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053008 | Health
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053008 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000053008 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053008 | Tax
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000053008 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000053008 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000053008 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221911 | 21789
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221911 | 20263
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221911 | 14428
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221911 | 20395
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221911 | 25147
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221911 | 14825
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 15130
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 24554
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 18939
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 22358
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221911 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000221911 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221911 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000221911 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221911 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221911 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221911 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221911 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000221910 | 14010
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221910 | 21478
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 23586
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 21011
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 14628
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 15892
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 25325
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 16304
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 23220
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 23219
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221910 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000221910 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000221910 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000221910 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 25677
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000119796 | 6908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119796 | 18213
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119796 | 4794
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119796 | 18647
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119796 | 12587
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 18853
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 17103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 12009
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 13038
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119796 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119796 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119796 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000119796 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119796 | Power
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000119796 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119796 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119796 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000119796 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119796 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000119796 | Health
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119796 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000119796 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000119796 | Tax
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000119796 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000119796 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000119796 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053009 | 3737
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053009 | 18075
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 17986
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 962
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 17856
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 21385
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 17329
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 5439
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | 13670
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | 12438
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053009 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000053009 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053009 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053009 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053009 | Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053009 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053009 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053009 | State GO
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000053009 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053009 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053009 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000053009 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053009 | Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000053009 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000053009 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000053009 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | Refunded
Holdings [Line Items]
Percent of Net Asset Value	6.40%